Convertible Note (Tables)	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Schedule of of outstanding convertible notes
	March 31,	December 31,
	2019	2018
Convertible Note-Mr. McMahon(Note 13 (a))	$3,169,644	$3,140,055
Convertible Note-SSSIG (Note 13 (a))	1,142,917	1,000,000
Convertible Note-Advantech	11,664,914	11,313,770
Senior Secured Convertible Note	346,870	-
Total	$16,324,345	$15,453,825
Short-term Note	4,312,561	4,140,055
Long-term Note	12,011,784	11,313,770